Income Taxes (Details Textual) - USD ($)	5 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred Tax Assets, Operating Loss Carryforwards, Not Subject to Expiration		$ 163,200,000
Deferred Income Tax Expense (Benefit)	$ 0	$ (89,013)	$ 19,584